S000089902 [Member] Shareholder Fees - Stewart Investors Global Emerging Markets Leaders Fund - Select Shares	Jun. 16, 2025
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%